Net Loss per Share/Unit	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Net Loss per Share/Unit [Abstract]
Net Loss per Share/Unit

NOTE 10 — Net Loss per Share/Unit

Successor Period

For the purposes of the diluted earnings per share calculation, Warrants, Earnout Shares, BHES Bonus Shares (as defined in Note 12), unvested Class A OpCo Units and the potential conversion of vested OpCo Units are excluded from the net loss per share calculation for the three months ended March 31, 2024 (Successor) because their inclusion would be anti-dilutive due to the losses reported in the Successor Period. Additionally, Earnout Shares and BHES Bonus Shares are excluded from the net loss calculation because the contingencies that would allow for those Earnout Shares to vest into OpCo Units have not yet been met. Based on the amounts outstanding at March 31, 2024 (Successor), the Company excluded the following financial instruments from the computation of diluted net loss per unit because their inclusion would be anti-dilutive:

Anti-Dilutive Instrument	March 31, 2024 (Successor)
Public Warrants	8,622,235
Private Placement Warrants	10,900,000
Earnout Shares	328,925
BHES Bonus Shares	2,068,416
Unvested Class A OpCo Units	848,415
Vested Class A OpCo Units	141,274,719
Unvested RSU’s	504,421
Total	164,547,131

Only shares of Class A Common Stock participate in the Company’s undistributed earnings. As such, the Company’s undistributed earnings are allocated entirely to the Class A Common Stock based on the weighted-average number of shares of Class A Common Stock outstanding for the three months ended March 31, 2024 (Successor).

The following table sets forth the computation of the Company’s basic and diluted net loss per share for the three months ended March 31, 2024 (Successor):

Class A Common Stock
Numerator
Net loss	$(41,632)
Net loss attributable to shareholders	$(11,422)
Denominator
Weighted-average number shares outstanding, basic and diluted	71,895
Net loss per share attributable to shareholders, basic and diluted	$(0.16)

Predecessor Period

As of March 31, 2023 (Predecessor), the Company’s anti-dilutive securities were profits interests, member loan share options and share options. Based on the amounts outstanding as of March 31, 2023 (Predecessor), the Company excluded the following positions from the computation of diluted net loss per unit because their inclusion would be anti-dilutive due to the losses reported in the Predecessor Period:

Anti-Dilutive Instrument	March 31, 2023 (Predecessor)
Unvested profits interests	226,494
Member loan share options	—
Occidental Petroleum share options	—
Total	226,494

The following table sets forth the computation of the Company’s basic and diluted net loss per unit for the three months ended March 31, 2023 (Predecessor):

March 31, 2023 (Predecessor)
Numerator
Net loss	$(17,067)
Net loss attributable to membership interest holders	$(17,067)
Denominator
Weighted-average number membership interests outstanding, basic and diluted	3,748
Net loss per unit attributable to membership interest holders, basic and diluted	$(4.55)

NOTE 10 — Net Loss per Share/Unit

Successor Period

Basic net loss per share is computed based on the weighted average number of shares of Class A Common Stock outstanding. Diluted net income per share is computed based on the weighted average number of shares of Class A Common Stock outstanding, increased by the number of any additional shares of Class A Common Stock that would have been outstanding had any potentially dilutive shares of Class A Common Stock been issued and reduced by the number of shares of Class A Common Stock the Company could have repurchased from the proceeds from issuance of the potentially dilutive shares.

For the purposes of the diluted earnings per share calculation, Warrants, Earnout Shares, BHES Bonus Shares (as defined in Note 12), unvested Class A OpCo Units and the potential conversion of vested OpCo Units are excluded from the net loss per share calculation for the period from June 8, 2023 through December 31, 2023 (Successor) because their inclusion would be anti-dilutive due to the losses reported in the Successor Period. Additionally, Earnout Shares and BHES Bonus Shares are excluded from the net loss calculation because the contingencies that would allow for those Earnout Shares to vest into OpCo Units have not yet been met. Based on the amounts outstanding at December 31, 2023 (Successor), the Company excluded the following financial instruments from the computation of diluted net loss per unit because their inclusion would be anti-dilutive due to the losses reported in the Successor Period:

Anti-Dilutive Instrument	December 31, 2023 (Successor)
Public Warrants	8,622,235
Private Placement Warrants	10,900,000
Earnout Shares	328,925
BHES Bonus Shares	2,068,416
Unvested Class A OpCo Units	848,415
Vested Class A OpCo Units	141,304,030
Unvested RSU’s	443,221
Total	164,515,242

Only shares of Class A Common Stock participate in the Company’s undistributed earnings. As such, the Company’s undistributed earnings are allocated entirely to the Class A Common Stock based on the weighted-average number of shares of Class A Common Stock outstanding for the period from June 8, 2023 through December 31, 2023 (Successor).

The following table sets forth the computation of the Company’s basic and diluted net loss per share for the period from June 8, 2023 through December 31, 2023 (Successor):

Class A Common Stock
Numerator
Net loss	$(141,816)
Net loss attributable to shareholders	$(43,056)
Denominator
Weighted-average number shares outstanding, basic and diluted	69,756
Net loss per share attributable to shareholders, basic and diluted	$(0.62)

Predecessor Period

Basic net loss per unit is computed based on the weighted average number of membership interests outstanding. Diluted net loss per unit is computed based on the weighted average number of membership interests outstanding, increased by the number of any additional units that would have been outstanding had any potentially dilutive membership interests been issued and decreased by the number of membership interests the Company could have repurchased from the proceeds from issuance of the potentially dilutive membership interests.

As of December 31, 2022 (Predecessor), the Company’s anti-dilutive securities were profits interests, member loan share options and share options. Based on the amounts outstanding at December 31, 2022 (Predecessor), the Company excluded the following positions from the computation of diluted net loss per unit because their inclusion would be anti-dilutive due to the losses reported in the Predecessor Period:

Anti-Dilutive Instrument	December 31, 2022 (Predecessor)	June 7, 2023 (Predecessor)
Unvested profits interests	226,494	119,076
Member loan share options	34,588	—
Occidental Petroleum share options	711,111	—
Total	972,193	119,076

The following table sets forth the computation of the Company’s basic and diluted net loss per unit for the period from January 1, 2023 through June 7, 2023 (Predecessor), and for the year ended December 31, 2022 (Predecessor), respectively:

	Period from January 1 – June 7, 2023 (Predecessor)	Year Ended December 31, 2022 (Predecessor)
Numerator
Net loss	$(34,176)	$(54,778)
Net loss attributable to membership interest holders	$(34,176)	$(54,778)

Denominator
Weighted-average number membership interests outstanding, basic and diluted	3,767	3,703
Net loss per unit attributable to membership interest holders, basic and diluted	$(9.07)	$(14.79)